Segment Reporting - Schedule of Revenues by Geographic Areas (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 32,463,213	$ 57,525,700	$ 105,416,746
Percentage of Revenues	100.00%	100.00%	100.00%
Mainland China [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 29,956,914	$ 52,121,372	$ 96,449,118
Percentage of Revenues	92.00%	91.00%	92.00%
Hong Kong and Taiwan [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 2,395,542	$ 5,404,328	$ 8,948,112
Percentage of Revenues	7.00%	9.00%	8.00%
Southeast Asia [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Revenues Amount	$ 110,757		$ 19,516
Percentage of Revenues	1.00%